Summary of Carrying Amounts of Other Investments (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Time deposits and certificates of deposits (due over 3 months)	¥ 201,879	¥ 200,482
Non-marketable equity securities	15,376	10,263
Long-term loans	147	202
Total	¥ 217,402	¥ 210,947